INVENTORIES (Disclosure of detailed information about inventories) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosed as current
Stockpiled ore	$ 10,696	$ 6,645
Ore in-circuit	1,584	1,501
Heap leach ore	11,262	0
Finished metal	1,621	232
Supplies and spare parts	4,015	2,709
Total current inventories	29,178	11,087
Disclosed as non-current
Stockpiled ore	6,977	7,651
Heap leach ore	3,371	0
Supplies and spare parts	2,481	2,060
Non current Inventories	12,829	9,711
INVENTORIES	$ 42,007	$ 20,798